STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
The Company recorded stock-based compensation related to stock options and restricted stock units (RSUs) issued under the Company’s 2018 Equity Incentive Plan (2018 Plan) in the following expense categories of its accompanying statements of operations for the three and nine months ended September 30, 2022 and 2021:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$(97)	$22	$(208)	$61
General and administrative	(39)	112	168	379
Total	$(136)	$134	$(40)	$440
Stock Options
The Company has granted stock options to purchase its common stock to employees and consultants under the 2018 Plan, under which the Company may issue stock options, restricted stock and other equity-based awards. The Company has also granted certain stock options outside of the 2018 Plan. Stock options granted by the Company generally have a contractual life of up to 10 years.
The Company measures equity-based awards granted to employees, and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for service-based equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period, which is the vesting period for certain performance-based awards. The Company records expense for performance-based awards if it concludes that it is probable that the performance condition will be achieved. During the three and nine month periods ended September 30, 2022, the Company reversed stock based compensation related to performance awards with performance conditions deemed not probable of achievement.
The table below represents the activity of stock options granted to employees and non-employees for the nine months ended September 30, 2022:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2021	708,490	$3.60	8.64
Granted	204,500	$5.22
Exercised	—	—
Forfeited	216,406	4.06
Outstanding at September 30, 2022	696,584	$3.93	8.30
Exercisable at September 30, 2022	315,991	$3.37	7.77
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Nine Months Ended September 30,
	2022	2021
Volatility	90.39%	83.50%
Expected term in years	5.98	5.90
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.00%	0.99%
Fair value of option on grant date	$3.86	$3.87
At September 30, 2022, the unrecognized compensation cost related to unvested stock options expected to vest was $839. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of 2.85 years.
Restricted Stock Units
The Company has issued performance-based and time-based RSUs. Vesting of the performance-based RSUs is subject to the achievement of certain milestones.
The following table summarizes the activity related to RSUs granted to employees for the nine months ended September 30, 2022:

Shares
Outstanding at December 31, 2021	—
Granted	188,023
Vested and settled	—
Expired/forfeited/canceled	—
Outstanding at September 30, 2022	188,023
During the nine months ended September 30, 2022, the Company granted 188,023 RSUs at a weighted average grant date fair value of $0.5683, of which 150,000 were performance-based RSUs and 38,023 were time-based RSUs. As of September 30, 2022, the milestones associated with the performance-based RSUs were not probable of achievement, and accordingly, no stock-based compensation expense has been recognized for these awards. Compensation expense related to time-based RSUs was $6 for the nine months ended September 30, 2022. The unrecognized compensation cost related to unvested performance-based RSUs was $83, which will be recognized commencing in the period in which the performance condition is deemed probable of achievement. The
unrecognized compensation cost related to unvested time-based RSUs was $18 and will be recognized over the vesting period.	STOCK-BASED COMPENSATION
The Company issues stock-based awards pursuant to its 2018 Equity Incentive Plan (the 2018 Plan). The 2018 Plan provides for the granting of stock options, restricted stock, or restricted stock units. The Company's employees, officers, directors and other persons are eligible to receive awards under the Plan. The number of shares of the Company's common stock authorized under the 2018 Plan will automatically increase on January 1st of each year until the expiration of the 2018 Plan, in an amount equal to four percent of the total number of shares of the Company's common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the Company's board of directors or compensation committee to determine a lesser number of shares shall be added for such year. The total number of shares authorized for issuance under the 2018 Plan was 621,022 as of December 31, 2021.
The amount, terms of grants, and exercisability provisions are determined and set by the Company's board of directors or compensation committee. The Company measures employee stock-based awards at grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the award. Stock-based awards issued to non-employees are revalued until the award vests.
The Company recorded stock-based compensation related to stock options issued under the 2018 Plan in the following expense categories of its accompanying statements of operations for the years ended December 31, 2021 and 2020:

	For the Year Ended December 31,
	2021	2020
Research and development	$83	$103
General and administrative	543	51
Total	$626	$154
The Company has granted stock options to purchase its common stock to employees and consultants under the 2018 Plan that generally have a contractual life of up to 10 years. The Company has also granted certain stock options outside of the 2018 Plan. As of December 31, 2021, all equity awards granted from the 2018 Plan were in the form of stock options.
The Company measures equity-based awards granted to employees, and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period, which is the vesting period or for certain performance-based awards. The Company records the expense for these awards if it concludes that it is probable that the performance condition will be achieved.
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2021:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2020	266,250	$2.94	8.22
Granted	442,240	$4.00
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2021	708,490	$3.60	8.64
Exercisable at December 31, 2021	205,888	$2.94	7.80
Vested and expected to vest at December 31, 2021	708,490	$3.60	8.64
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Year Ended December 31,
	2021	2020
Volatility	83.78%	85.00%
Expected term in years	5.85	5.80
Dividend rate	0.00%	0.00%
Risk-free interest rate	1.01%	0.64%
Fair value of common stock on grant date	$4.00	$4.72
The aggregate intrinsic value of stock options outstanding and stock options exercisable as of December 31, 2021 was $1,716 and $640, respectively. At December 31, 2021, the unrecognized compensation cost related to unvested stock options expected to vest was $885. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of 2.49 years.